INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of Goodwill

			Group
	Cost	Accumulated impairment	Carrying amount
	£m	£m	£m
At 1 January 2024 and 31 December 2024	1,285	(86)	1,199

Disclosure of Reasonably Possible Changes in Key Assumptions	Reasonably possible changes in key assumptions

CGU	Input	Key assumptions	Associated risks	Reasonably possible change
Personal Financial Services	Cash flow projections	–BoE Bank Rate –UK house price growth –UK mortgage loan market growth –UK unemployment rate –Position in the market –Regulatory capital levels.	–Uncertain market outlook –Higher interest rate environment impact on customer affordability –Customer remediation and regulatory action outcomes –Uncertain regulatory capital requirements.	–Cash flow projections decrease by 10% (2023: 10%).
	Discount rate	–Discount rate used is a reasonable estimate of a suitable market rate for the profile of the business.	–Market rates of interest rise.	–Discount rate increases by 100 basis points (2023: increased by 100 basis points).
At 31 December 2024 and 31 December 2023, a reasonably possible change in the key assumptions in relation to the VIU calculation for the goodwill balance in the Personal Financial Services CGU would have resulted in a decrease/increase in headroom as follows.

		Decrease in headroom
		2024	2023
CGU	Reasonably possible change	£m	£m
Personal Financial Services	Cash flow projections decrease by 10% (2023: 10%)	764	818
	Discount rate increases by 100 basis points (2023: increased by 100 basis points)	622	663

Schedule of Goodwill for Cash Generating Units	Carrying amount of Goodwill by CGU and key assumptions in the VIU calculation

	Goodwill		Discount rate		Growth rate beyond initial cash flow projections
	2024	2023	2024	2023	2024	2023
CGU	£m	£m	%	%	%	%
Personal Financial Services	1,169	1,169	12.1	12.2	1.5	1.6
Private Banking	30	30	10.0	9.8	1.5	1.6
	1,199	1,199

Disclosure of Sensitivity of VIU Changes to Current Assumptions to Achieve Nil Headroom	The sensitivity analysis presented below has been prepared on the basis that a change in each key assumption would not have a consequential impact on other assumptions used in the impairment review. However, due to the interrelationships between some of the assumptions, a change in one of the assumptions might impact one or more of the other assumptions and could result in a larger or smaller overall impact.

2024	Carrying value	Value in use	Headroom	Increase in discount rate	Decrease in cash flows
CGU	£m	£m	£m	bps	%
Personal Financial Services	7,294	7,639	345	53	5

2023
Personal Financial Services	7,513	8,178	665	101	8

Disclosure of Intangible Assets

			Group
	Cost	Accumulated amortisation / impairment	Net book value
	£m	£m	£m
At 1 January 2024	1,350	(1,001)	349
Additions	120	—	120
Disposals	(704)	701	(3)
Charge	—	(126)	(126)
At 31 December 2024	766	(426)	340

At 1 January 2023	1,272	(921)	351
Additions	114	—	114
Disposals	(36)	36	—
Charge	—	(116)	(116)
At 31 December 2023	1,350	(1,001)	349